Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning	₩ (1,432)	₩ 13,870
Increase /decrease	(54,062)	64,082
Reclassified to gain or loss	86,479	(79,384)
Ending	30,985	(1,432)
Changes in investments in associates and joint ventures [member]
Beginning	(10,883)	(10,312)
Increase /decrease	10,148	(571)
Ending	(735)	(10,883)
Loss on derivatives valuation [member]
Beginning	(34,309)	(23,234)
Increase /decrease	(111,083)	64,796
Reclassified to gain or loss	141,929	(75,871)
Ending	(3,463)	(34,309)
Gain of valuation on available for sale [member]
Beginning	54,106	52,415
Increase /decrease	54,017	5,204
Reclassified to gain or loss	(55,450)	(3,513)
Ending	52,673	54,106
Foreign currency translation adjustment [Member]
Beginning	(10,346)	(4,999)
Increase /decrease	(7,144)	(5,347)
Ending	₩ (17,490)	₩ (10,346)